Fees Summary	Oct. 14, 2025 shares
Fees Summary [Line Items]
Narrative Disclosure	* Calculated in accordance with Rule 457(c), based on the average of the high and low prices reported on the consolidated reporting system on October 13, 2025.
Narrative - Max Aggregate Offering Amount	12,366,624
Final Prospectus	true